Fair Value Measurements (Details Narrative) (10Q) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Fair Value Disclosures [Abstract]
Change in fair value of contingent consideration	$ 10